Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 12,050,000	$ 12,257,000
Other real estate owned	2,501,000	2,459,000
Impairment charges on available-for-sale securities	1,054,000	1,054,000
Accrued expenses	98,000	81,000
Net unrealized losses on available for sale investment securities		15,182,000
Other	6,019,000	5,076,000
Total deferred tax assets	21,722,000	36,109,000
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,478,000)	(12,596,000)
Net unrealized gains on available for sale investment securities	(508,000)
Identified intangible assets and goodwill	(13,649,000)	(13,490,000)
Other	(18,849,000)	(14,787,000)
Total deferred tax liabilities	45,484,000	40,873,000
Net deferred tax liability	$ (23,762,000)	$ (4,764,000)
U.S. Federal income tax rate (as a percent)	21.00%	21.00%	35.00%
Net benefit due to change in tax rate	$ 4,786,000